UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment:          |_|; Amendment Number: ____

This Amendment (Check only one):  |_| is a restatement
                                  |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Edgewood Management LLC

Address:  350 Park Avenue
          New York, New York 10022


13F File Number: 028-02602

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fausto Rotundo
Title:  Chief Compliance Officer
Phone:  (212) 652-9100


Signature, Place and Date of Signing:

/s/ Fausto Rotundo             New York, New York           November 10, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               84

Form 13F Information Table Value Total:        5,625,107
                                             (thousands)


List of Other Included Managers:  NONE

                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2010



COLUMN 1                        COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                                            VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      (X$1000)   PRN AMT    PRN CALL  DISCRETION  MNGRS  SOLE     SHARED  NONE
3M CO                                COM        88579Y101    110,540   1,274,827 SH          SOLE       NONE  1,008,960  0   265,867
ABBOTT LABS                          COM        002824100     10,238     195,975 SH          SOLE       NONE    195,975  0         0
ALLERGAN INC                         COM        018490102    110,729   1,664,344 SH          SOLE       NONE  1,607,552  0    56,792
ALNYLAM PHARMACEUTICALS INC          COM        02043Q107        245      20,000 SH          SOLE       NONE     20,000  0         0
AMAZON COM INC                       COM        023135106    194,355   1,237,454 SH          SOLE       NONE  1,192,042  0    45,412
AMERICAN EXPRESS CO                  COM        025816109    248,854   5,920,869 SH          SOLE       NONE  5,709,633  0   211,236
AMERICAN TOWER CORP                 CL A        029912201    190,651   3,719,293 SH          SOLE       NONE  3,592,022  0   127,271
APPLE INC                            COM        037833100    335,389   1,181,986 SH          SOLE       NONE  1,141,752  0    40,234
APPLIED MATLS INC                    COM        038222105        406      34,800 SH          SOLE       NONE     34,800  0         0
BANK OF NEW YORK MELLON CORP         COM        064058100      4,308     164,886 SH          SOLE       NONE    164,886  0         0
BEACON POWER CORP                    COM        073677106         11      39,560 SH          SOLE       NONE     39,560  0         0
BERKSHIRE HATHAWAY INC DEL          CL A        084670108        747           6 SH          SOLE       NONE          6  0         0
BERKSHIRE HATHAWAY INC DEL        CL B NEW      084670702      1,133      13,700 SH          SOLE       NONE     13,700  0         0
BOEING CO                            COM        097023105        286       4,300 SH          SOLE       NONE      4,300  0         0
BP PLC                          SPONSORED ADR   055622104        221       5,378 SH          SOLE       NONE      5,378  0         0
CELGENE CORP                         COM        151020104    295,071   5,121,873 SH          SOLE       NONE  4,939,279  0   182,594
CHEVRON CORP NEW                     COM        166764100      1,951      24,076 SH          SOLE       NONE     24,076  0         0
CHUBB CORP                           COM        171232101        475       8,340 SH          SOLE       NONE      8,340  0         0
CHURCH & DWIGHT INC                  COM        171340102        649      10,000 SH          SOLE       NONE     10,000  0         0
CINCINNATI FINL CORP                 COM        172062101        260       9,012 SH          SOLE       NONE      9,012  0         0
CISCO SYS INC                        COM        17275R102      9,421     430,167 SH          SOLE       NONE    430,167  0         0
CME GROUP INC                        COM        12572Q105    288,937   1,109,377 SH          SOLE       NONE  1,070,528  0    38,849
COCA COLA CO                         COM        191216100      2,105      35,976 SH          SOLE       NONE     35,976  0         0
COGNIZANT TECHNOLOGY SOLUTIO        CL A        192446102    346,390   5,372,888 SH          SOLE       NONE  5,177,505  0   195,383
COLGATE PALMOLIVE CO                 COM        194162103     59,325     771,860 SH          SOLE       NONE    771,860  0         0
CREE INC                             COM        225447101        461       8,500 SH          SOLE       NONE      8,500  0         0
DIRECTV                           COM CL A      25490A101    249,314   5,988,808 SH          SOLE       NONE  5,779,530  0   209,278
DISNEY WALT CO                   COM DISNEY     254687106        225       6,800 SH          SOLE       NONE      6,800  0         0
DUKE ENERGY CORP NEW                 COM        26441C105        391      22,078 SH          SOLE       NONE     22,078  0         0
EATON VANCE TX ADV GLBL DIV          COM        27828S101        152      10,800 SH          SOLE       NONE     10,800  0         0
EMERSON ELEC CO                      COM        291011104      1,083      20,575 SH          SOLE       NONE     20,575  0         0
EQUIFAX INC                          COM        294429105        514      16,471 SH          SOLE       NONE     16,471  0         0
EXPEDITORS INTL WASH INC             COM        302130109    207,778   4,494,447 SH          SOLE       NONE  4,333,343  0   161,104
EXXON MOBIL CORP                     COM        30231G102     13,046     211,128 SH          SOLE       NONE    211,128  0         0
FIRST SOLAR INC                      COM        336433107    246,880   1,675,465 SH          SOLE       NONE  1,618,477  0    56,988
FREEPORT-MCMORAN COPPER & GO         COM        35671D857      1,025      12,000 SH          SOLE       NONE     12,000  0         0
GENERAL ELECTRIC CO                  COM        369604103        163      10,015 SH          SOLE       NONE     10,015  0         0
GENZYME CORP                         COM        372917104    134,306   1,897,240 SH          SOLE       NONE  1,833,508  0    63,732
GILEAD SCIENCES INC                  COM        375558103      1,389      39,000 SH          SOLE       NONE     39,000  0         0
HEWLETT PACKARD CO                   COM        428236103      1,018      24,200 SH          SOLE       NONE     24,200  0         0
HOME DEPOT INC                       COM        437076102        588      18,555 SH          SOLE       NONE     18,555  0         0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604        317      13,000 SH          SOLE       NONE     13,000  0         0
HUMAN GENOME SCIENCES INC            COM        444903108        447      15,000 SH          SOLE       NONE     15,000  0         0
ILLUMINA INC                         COM        452327109      3,482      70,781 SH          SOLE       NONE     70,781  0         0
INTEL CORP                           COM        458140100        359      18,720 SH          SOLE       NONE     18,720  0         0
INTERNATIONAL BUSINESS MACHS         COM        459200101        852       6,350 SH          SOLE       NONE      6,350  0         0
ISHARES TR                     DJ SEL DIV INX   464287168      6,682     142,654 SH          SOLE       NONE    142,654  0         0
JPMORGAN CHASE & CO                  COM        46625H100        525      13,799 SH          SOLE       NONE     13,799  0         0
JOHNSON & JOHNSON                    COM        478160104      8,846     142,769 SH          SOLE       NONE    142,769  0         0
KELLOGG CO                           COM        487836108        367       7,260 SH          SOLE       NONE      7,260  0         0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      6,083      88,796 SH          SOLE       NONE     88,796  0         0
LILLY ELI & CO                       COM        532457108        219       6,000 SH          SOLE       NONE      6,000  0         0
MICROSOFT CORP                       COM        594918104        597      24,395 SH          SOLE       NONE     24,395  0         0
NEXTERA ENERGY INC                   COM        65339F101        299       5,500 SH          SOLE       NONE      5,500  0         0
ORACLE CORP                          COM        68389X105    267,121   9,948,650 SH          SOLE       NONE  9,585,070  0   363,580
PAYCHEX INC                          COM        704326107        643      23,382 SH          SOLE       NONE     23,382  0         0
PEPSICO INC                          COM        713448108      7,901     118,922 SH          SOLE       NONE    118,922  0         0
PFIZER INC                           COM        717081103      2,569     149,649 SH          SOLE       NONE    149,649  0         0
PHILIP MORRIS INTL INC               COM        718172109        207       3,700 SH          SOLE       NONE      3,700  0         0
POWERSHARES GLOBAL ETF TRUST    AGG PFD PORT    73936T565        174      12,000 SH          SOLE       NONE     12,000  0         0
PPG INDS INC                         COM        693506107        251       3,450 SH          SOLE       NONE      3,450  0         0
PRAXAIR INC                          COM        74005P104    259,387   2,873,779 SH          SOLE       NONE  2,770,685  0   103,094
PRICELINE COM INC                  COM NEW      741503403    274,897     789,164 SH          SOLE       NONE    761,422  0    27,742
PROCTER & GAMBLE CO                  COM        742718109        625      10,420 SH          SOLE       NONE     10,420  0         0
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313        393      10,000 SH          SOLE       NONE     10,000  0         0
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297        316      10,100 SH          SOLE       NONE     10,100  0         0
QUALCOMM INC                         COM        747525103    297,335   6,588,037 SH          SOLE       NONE  6,338,369  0   249,668
QUANTA SVCS INC                      COM        74762E102    194,615  10,199,946 SH          SOLE       NONE  9,829,890  0   370,056
REGENCY CTRS CORP                    COM        758849103      1,460      37,000 SH          SOLE       NONE     37,000  0         0
RESEARCH IN MOTION LTD               COM        760975102    309,667   6,359,969 SH          SOLE       NONE  6,142,864  0   217,105
ROYAL DUTCH SHELL PLC            SPONS ADR A    780259206        386       6,400 SH          SOLE       NONE      6,400  0         0
SCHLUMBERGER LTD                     COM        806857108        542       8,800 SH          SOLE       NONE      8,800  0         0
SELECT SECTOR SPDR TR           SBI INT-UTILS   81369Y886      5,540     176,555 SH          SOLE       NONE    176,555  0         0
SOUTHWESTERN ENERGY CO               COM        845467109    121,570   3,635,471 SH          SOLE       NONE  3,507,906  0   127,565
STATE STR CORP                       COM        857477103        710      18,850 SH          SOLE       NONE     18,850  0         0
SYSCO CORP                           COM        871829107      2,589      90,768 SH          SOLE       NONE     90,768  0         0
PRICE T ROWE GROUP INC               COM        74144T108    263,223   5,257,627 SH          SOLE       NONE  5,069,008  0   188,619
UNILEVER N V                     N Y SHS NEW    904784709        216       7,230 SH          SOLE       NONE      7,230  0         0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827        204       2,500 SH          SOLE       NONE      2,500  0         0
VERIZON COMMUNICATIONS INC           COM        92343V104        619      19,004 SH          SOLE       NONE     19,004  0         0
VERTEX PHARMACEUTICALS INC           COM        92532F100        691      20,000 SH          SOLE       NONE     20,000  0         0
VISA INC                          COM CL A      92826C839    275,639   3,711,809 SH          SOLE       NONE  3,582,305  0   129,504
VODAFONE GROUP PLC NEW          SPONS ADR NEW   92857W209      3,813     153,705 SH          SOLE       NONE    153,705  0         0
YUM BRANDS INC                       COM        988498101    231,694   5,030,268 SH          SOLE       NONE  4,847,846  0   182,422
                                                           5,625,107





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